SUBSEQUENT EVENT	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT

7.	Subsequent events

The Group has evaluated subsequent events that occurred after March 31, 2026 and up through the date of issuance of the audited consolidated financial statements and does not identify any subsequent events with material financial impact on the Group’s consolidated financial statements.

18. SUBSEQUENT EVENT

Convertible loans

On July 10, July 17, August 6 and September 23, 2026, Caelus Global entered into Supplemental Agreement to the Convertible Loan Agreement dated October 27, 2025, to provide additional batch of funding in the amount of US$702,000, subject to the terms and conditions set forth in the original loan agreement.

The Group has evaluated subsequent events that occurred after June 30, 2026 and up through the date when the unaudited condensed consolidated financial statements were issued. The Group did not identify any other subsequent events with material financial impact on the Group’s unaudited condensed consolidated financial statements.

20. SUBSEQUENT EVENT

Convertible loans

On January 26, February 13, March 9, April 10 and April 24, 2026, Caelus Global entered into Supplemental Agreement to the Convertible Loan Agreement dated October 27, 2025, to provide additional batch of funding in the amount of US$1,410,000, subject to the terms and conditions set forth in the original loan agreement.

Material Business Combination Agreement

SMART KREATE GROUP LIMITED and its wholly owned subsidiaries, SKG Merger Sub 1 Limited and SKG Merger Sub 2 Limited, were formed for the purpose of effecting a merger among Quetta Acquisition Corporation (“Quetta”), and the Company through a series of transactions (the “Business Combination”) pursuant to the Business Combination Agreement on March 6, 2026.

On March 6, 2026, Quetta Acquisition Corporation, a Delaware corporation (“QETA”), SMART KREATE GROUP LIMITED, an exempted company limited by shares incorporated under the laws of the Cayman Islands (“PubCo”), SKG Merger Sub 1 Limited, an exempted company limited by shares incorporated under the laws of the Cayman Islands and a wholly owned subsidiary of PubCo (“Merger Sub 1”), SKG Merger Sub 2 Limited, a business company with limited liability incorporated under the laws of the British Virgin Islands and a wholly owned subsidiary of PubCo (“Merger Sub 2”), and the Company, a business company with limited liability incorporated under the laws of the British Virgin Islands, entered into a Business Combination Agreement (the “BCA”).

The Group has evaluated subsequent events that occurred after December 31, 2025 and up through the date when the consolidated financial statements were issued. The Group did not identify any other subsequent events with material financial impact on the Group’s consolidated financial statements.